Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Investment of financial assets	$ (588,600)		$ (1,105,540)
Losses on financial assets at fair value through profit or loss	(46,146)	$ (78,128)	$ (32,311)
Proceeds from redemption of financial assets	$ 1,536,555